Derivative Instruments Accounted for at Fair Value - Derivative Instruments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Derivative [Line Items]
Hedged notional amount	$ 370,831
October 2013 DB Credit Facility A
Derivative [Line Items]
Hedged notional amount	$ 3,583
Fixed rate	4.05%
July 2015 DB Credit Facility B
Derivative [Line Items]
Hedged notional amount	$ 13,956
Fixed rate	3.99%
March 2023 Secured Term Loan
Derivative [Line Items]
Hedged notional amount	$ 68,872
Fixed rate	5.75%
August 2024 Secured Term Loan and RCF
Derivative [Line Items]
Hedged notional amount	$ 123,871
Fixed rate	5.46%
May 2025 Senior Secured Term Loan and RCF
Derivative [Line Items]
Hedged notional amount	$ 160,549
Fixed rate	5.31%